Summary of Significant Accounting Policies, Warrant Liability (Details)	11 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares
Warrant Liabilities [Member]
Warrant Liability [Abstract]
Warrants issued (in shares) | shares		3,940,278
Changes in Fair Value of Warrant Liabilities [Roll Forward]
Estimated fair value at beginning balance	$ 33,116,321
Change in estimated fair value	(22,743,057)
Estimated fair value at ending balance	$ 10,373,264	$ 10,373,264
Fair Value Measurements [Abstract]
Remaining term	4 years 1 month 2 days	4 years 1 month 2 days
Warrant Liabilities [Member] | Stock Price [Member]
Fair Value Measurements [Abstract]
Measurement input	7.01	7.01
Warrant Liabilities [Member] | Exercise Price [Member]
Fair Value Measurements [Abstract]
Measurement input	11.50	11.50
Warrant Liabilities [Member] | Risk-free interest rate [Member]
Fair Value Measurements [Abstract]
Measurement input	0.0112	0.0112
Warrant Liabilities [Member] | Volatility [Member]
Fair Value Measurements [Abstract]
Measurement input	0.6070	0.6070
Recurring Basis [Member]
Liabilities [Abstract]
Liabilities	$ 10,373,264	$ 10,373,264	$ 0
Assets [Abstract]
Assets	0	0	$ 0
Recurring Basis [Member] | Warrant Liabilities [Member]
Liabilities [Abstract]
Liabilities	10,373,264	10,373,264
Recurring Basis [Member] | Unobservable Inputs (Level 3) [Member]
Liabilities [Abstract]
Liabilities	10,373,264	10,373,264
Recurring Basis [Member] | Unobservable Inputs (Level 3) [Member] | Warrant Liabilities [Member]
Liabilities [Abstract]
Liabilities	$ 10,373,264	$ 10,373,264
Common Stock [Member]
Warrant Liability [Abstract]
Number of shares called by each warrant (in shares) | shares			1
Common Stock [Member] | Warrant Liabilities [Member]
Warrant Liability [Abstract]
Number of shares called by each warrant (in shares) | shares	1	1
Exercise price (in dollars per share) | $ / shares	$ 11.50	$ 11.50
Private Placement Warrants [Member]
Warrant Liability [Abstract]
Warrants issued (in shares) | shares		22,029,279
Number of shares called by each warrant (in shares) | shares	1	1
Exercise price (in dollars per share) | $ / shares	$ 11.50	$ 11.50
Fair Value Measurements [Abstract]
Remaining term	5 years	5 years
Private Placement Warrants [Member] | Common Stock [Member]
Warrant Liability [Abstract]
Number of shares called by each warrant (in shares) | shares	1	1
Exercise price (in dollars per share) | $ / shares	$ 11.50	$ 11.50
Working Capital Warrants [Member]
Warrant Liability [Abstract]
Warrants issued (in shares) | shares		400,000
Number of shares called by each warrant (in shares) | shares	1	1
Exercise price (in dollars per share) | $ / shares	$ 11.50	$ 11.50
Fair Value Measurements [Abstract]
Remaining term	5 years	5 years
Working Capital Warrants [Member] | Common Stock [Member]
Warrant Liability [Abstract]
Number of shares called by each warrant (in shares) | shares	1	1
Exercise price (in dollars per share) | $ / shares	$ 11.50	$ 11.50
Sponsor [Member]
Warrant Liability [Abstract]
Non-interest bearing loan		$ 400,000